Risks and Concentration - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenue Benchmark [Member]
Concentration Risk [Line Items]
Number of Customers		0
Revenue Benchmark [Member] | Royal Canin China Co., Ltd [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%
CNY [Member]
Concentration Risk [Line Items]
Foreign currency decrease percentage	2.30%	6.30%